Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee generally grants equity awards to Named Executive Officers during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. Eligible employees, including our Named Executive Officers, may voluntarily enroll in our Amended and Restated 1997 Employee Stock Purchase Plan ("Employee Stock Purchase Plan") and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the Employee Stock Purchase Plan are generally the last trading day in April and October. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
Award Timing Method	The Compensation Committee generally grants equity awards to Named Executive Officers during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false